UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22988

Nuveen Global High Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JGH

Nuveen Global High Income Fund
Portfolio of Investments	September 30, 2017 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 137.0% (98.4% of Total Investments)

	COMMON STOCKS – 0.1% (0.1% of Total Investments)

	Energy Equipment & Services – 0.0%

722	Key Energy Services Inc., (2)				$9,509

	Oil, Gas & Consumable Fuels – 0.1%

13,236	Penn Virginia Corporation, (2)				529,175
2,275	Vanguard Natural Resources, LLC, (2)				45,500
	Total Oil, Gas & Consumable Fuels				574,675
	Total Common Stocks (cost $2,423,320)				584,184

Shares	Description (1)	Coupon		Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.2% (0.1% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.2%

20,000	Anadarko Petroleum Corporation	7.500%		N/R	$795,000
	Total Convertible Preferred Securities (cost $1,000,000)				795,000

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 1.0% (0.7% of Total Investments)

	Banks – 0.1%

10,786	Zions Bancorporation	6.300%		BB–	$298,988

	Equity Real Estate Investment Trusts – 0.2%

13,000	Colony Northstar, Inc.	8.750%		N/R	354,900
24,000	Summit Hotel Properties Inc.	7.125%		N/R	614,160
	Total Equity Real Estate Investment Trusts				969,060

	Food Products – 0.3%

50,000	CHS Inc.	7.100%		N/R	1,450,500

	Oil, Gas & Consumable Fuels – 0.4%

60,000	Nustar Energy LP	8.500%		Ba3	1,621,800
	Total $25 Par (or similar) Retail Preferred (cost $4,093,092)				4,340,348

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 115.1% (82.6% of Total Investments)

	Aerospace & Defense – 2.4%

$810	Bombardier Inc., 144A	7.750%	3/15/20	B	$862,650
3,500	Bombardier Inc., 144A	8.750%	12/01/21	B	3,752,000
1,500	CBC Ammo LLC/ CBC FinCo, Inc., 144A	7.250%	11/15/21	BB	1,515,000
1,700	TransDigm Inc.	6.375%	6/15/26	B–	1,741,446
2,400	Triumph Group Inc.	4.875%	4/01/21	B–	2,360,640
	Total Aerospace & Defense				10,231,736

	Air Freight & Logistics – 0.7%

3,000	XPO Logistics, Inc., 144A	6.500%	6/15/22	BB–	3,150,000

NUVEEN	1

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000) (4)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		Airlines – 1.8%

$2,047		Air Canada, 144A	7.750%	4/15/21	BB–	$2,328,462
1,750		Virgin Australia Holdings Limited, 144A	8.500%	11/15/19	B–	1,841,875
1,000		Virgin Australia Holdings Limited, 144A	7.875%	10/15/21	B–	1,041,250
2,700		VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B–	2,430,000
		Total Airlines				7,641,587

		Auto Components – 1.0%

1,000		American & Axle Manufacturing Inc., 144A	6.250%	4/01/25	BB–	1,020,000
1,100		Tenneco Inc.	5.375%	12/15/24	BB+	1,155,000
2,050		Tupy S/A, 144A	6.625%	7/17/24	BB	2,158,670
		Total Auto Components				4,333,670

		Automobiles – 0.3%

1,350		Aston Martin Capital Holdings Ltd, 144A	6.500%	4/15/22	B2	1,447,713

		Banks – 1.8%

1,500		Curo Financial Technologies Corporation, 144A	12.000%	3/01/22	B–	1,612,500
2,750		Popular Inc.	7.000%	7/01/19	BB–	2,825,625
2,500		Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB	2,770,333
445		Standard Chartered PLC, 144A	5.700%	3/26/44	A–	522,692
		Total Banks				7,731,150

		Beverages – 0.2%

1,000		Carolina Beverage Group LLC, 144A	10.625%	8/01/18	B–	1,008,750

		Building Products – 1.0%

1,750		Builders FirstSource, Inc., 144A	5.625%	9/01/24	B+	1,850,625
1,050		Euramax International Inc., 144A	12.000%	8/15/20	B–	1,141,875
1,250		Hardwoods Acquisition Inc., 144A	7.500%	8/01/21	B–	1,156,250
		Total Building Products				4,148,750

		Capital Markets – 0.6%

2,500		Oppenheimer Holdings Inc.	6.750%	7/01/22	B+	2,531,250

		Chemicals – 2.4%

1,000		Chemours Co	5.375%	5/15/27	B+	1,040,000
2,000		CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	2,130,000
1,000		Hexion Inc., 144A	10.375%	2/01/22	CCC+	960,000
750		Hexion Inc.	6.625%	4/15/20	CCC+	671,250
1,800		Kissner Group Holdings LP, 144A	8.375%	12/01/22	B	1,818,000
800		Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	861,840
1,100		Platform Specialty Products Corporation, 144A	10.375%	5/01/21	B+	1,199,000
1,500		Tronox Finance LLC, 144A	5.750%	10/01/25	B–	1,537,500
		Total Chemicals				10,217,590

		Commercial Services & Supplies – 4.0%

825		Advanced Disposal Services, Inc., 144A	5.625%	11/15/24	B–	862,125
3,000		APX Group, Inc.	7.875%	12/01/22	B1	3,262,500
1,200		Arch Merger Sub Inc., 144A	8.500%	9/15/25	B–	1,167,000
2,000		Clean Harbors Inc.	5.125%	6/01/21	BB+	2,031,860
2,790		Covanta Holding Corporation	5.875%	3/01/24	B1	2,769,075
400		Covanta Holding Corporation	5.875%	7/01/25	B1	393,500
3,500		GFL Environmental Corporation, 144A	5.625%	5/01/22	B–	3,640,000
1,700		Multi Color Corporation, 144A, (WI/DD)	4.875%	11/01/25	B+	1,721,250
1,500		R.R. Donnelley & Sons Company	6.500%	11/15/23	B+	1,455,000
1,090	EUR	Waste Italia SPA, 144A, (5)	10.500%	11/15/19	N/R	77,296
		Total Commercial Services & Supplies				17,379,606

2	NUVEEN

Principal Amount (000) (4)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		Construction & Engineering – 1.2%

$2,000		HC2 Holdings, Inc., 144A	11.000%	12/01/19	B–	$2,030,000
1,500		AECOM Technology Corporation	5.125%	3/15/27	BB	1,554,375
1,100		Shea Homes LP, 144A	6.125%	4/01/25	BB–	1,135,750
500		Tutor Perini Corporation, 144A	6.875%	5/01/25	BB–	542,500
		Total Construction & Engineering				5,262,625

		Construction Materials – 1.4%

4,000		Cemex SAB de CV, 144A	5.700%	1/11/25	BB	4,264,000
1,500		Norbord Inc., 144A	6.250%	4/15/23	BB+	1,642,500
		Total Construction Materials				5,906,500

		Consumer Finance – 3.3%

2,000		Ally Financial Inc.	4.625%	3/30/25	BB+	2,097,500
2,250		Credit Acceptance Corporation	7.375%	3/15/23	BB	2,379,375
2,000		Enova International, Inc., 144A	8.500%	9/01/24	B–	2,004,000
1,035		Enova International, Inc.	9.750%	6/01/21	B–	1,091,925
2,000		First Data Corporation, 144A	5.750%	1/15/24	BB	2,092,500
2,000		First Data Corporation, 144A	5.000%	1/15/24	BB+	2,076,600
1,000		Navient Corporation	7.250%	9/25/23	BB	1,086,250
1,500		OneMain Financial Holdings, Inc., 144A	7.250%	12/15/21	B1	1,565,625
		Total Consumer Finance				14,393,775

		Containers & Packaging – 0.5%

2,000		Reynolds Group	5.750%	10/15/20	B+	2,035,100

		Diversified Consumer Services – 1.4%

1,965		Nine West Holdings Incorporated, 144A	8.250%	3/15/19	Ca	353,700
2,400		Prime Security Services Borrower LLC / Prime Finance, Inc., 144A	9.250%	5/15/23	B–	2,648,544
2,400	GBP	Twinkle Pizza Holdings PLC, 144A	6.625%	8/01/21	B2	3,054,356
		Total Diversified Consumer Services				6,056,600

		Diversified Financial Services – 3.3%

2,000		CNG Holdings Inc., 144A	9.375%	5/15/20	CCC	1,750,000
2,000		James Hardie International Finance Limited, 144A	5.875%	2/15/23	BBB–	2,100,000
3,500		Jefferies Finance LLC Corporation, 144A	7.250%	8/15/24	B1	3,508,750
1,500		Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 144A	5.250%	10/01/25	BB	1,485,945
595		Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	608,388
1,900		Stoneway Capital Corporation, 144A	10.000%	3/01/27	B	2,040,752
2,540		Ziggo Bond Finance B.V, 144A	5.875%	1/15/25	B	2,647,950
		Total Diversified Financial Services				14,141,785

		Diversified Telecommunication Services – 5.2%

1,500		CenturyLink Inc.	6.450%	6/15/21	BB+	1,560,795
2,000		Consolidated Communications Finance Company	6.500%	10/01/22	B–	1,922,500
2,000		Embarq Corporation	7.995%	6/01/36	BBB–	2,030,000
2,500		Frontier Communications Corporation	6.250%	9/15/21	B+	2,055,500
1,500		GCI Inc.	6.875%	4/15/25	BB–	1,612,500
2,500		IntelSat Jackson Holdings, 144A	8.000%	2/15/24	B1	2,687,500
750		IntelSat Jackson Holdings	7.250%	10/15/20	CCC+	721,875
2,150		Level 3 Financing Inc.	5.250%	3/15/26	BB	2,203,084
1,650		Neptune Finco Corporation, 144A	10.125%	1/15/23	B+	1,903,687
1,260		Neptune Finco Corporation, 144A	10.875%	10/15/25	B+	1,557,675
2,200		Windstream Corporation	6.375%	8/01/23	BB–	1,556,500
2,500		Xplornet Communications, Inc., 144A	9.625%	6/01/22	CCC	2,662,500
		Total Diversified Telecommunication Services				22,474,116

		Electric Utilities – 2.4%

3,250		ACWA Power Management And Investment One Ltd, 144A	5.950%	12/15/39	BBB–	3,349,268
1,575		Energuate Trust, 144A	5.875%	5/03/27	Ba2	1,630,125

NUVEEN	3

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Electric Utilities (continued)

$2,020	Intergen NV, 144A	7.000%	6/30/23	B1	$1,969,500
2,000	Nextera Energy Operating, 144A	4.250%	9/15/24	Ba1	2,042,500
1,408	Panoche Energy Center LLC, 144A	6.885%	7/31/29	Baa3	1,443,448
	Total Electric Utilities				10,434,841

	Electrical Equipment – 0.5%

1,980	Park Aerospace Holdings Limited, 144A	5.500%	2/15/24	BB	2,079,000

	Electronic Equipment, Instruments & Components – 0.5%

1,925	Ingram Micro Inc.	5.450%	12/15/24	BBB–	1,975,187

	Energy Equipment & Services – 1.1%

1,000	Diamond Offshore Drilling Inc.	7.875%	8/15/25	BB–	1,057,500
1,750	Murray Energy Corporation, 144A	11.250%	4/15/21	CCC	1,041,250
1,500	Noble Holding International Limited	7.750%	1/15/24	BB–	1,331,250
1,750	Pacific Drilling V Limited, 144A, (5)	7.250%	12/01/17	Ca	717,500
500	Precision Drilling Corporation	7.750%	12/15/23	BB	510,000
	Total Energy Equipment & Services				4,657,500

	Equity Real Estate Investment Trusts – 1.7%

1,250	Communications Sales & Leasing Inc., 144A	7.125%	12/15/24	BB–	1,055,469
3,500	Geo Group Inc.	6.000%	4/15/26	B+	3,679,375
2,500	iStar Inc.	5.250%	9/15/22	BB	2,537,500
	Total Equity Real Estate Investment Trusts				7,272,344

	Food & Staples Retailing – 1.4%

2,000	Pomegranate Merger Sub, Inc., 144A	9.750%	5/01/23	B3	1,220,000
2,500	Rite Aid Corporation, 144A	6.125%	4/01/23	B	2,431,250
1,500	Supervalu Inc.	7.750%	11/15/22	B–	1,406,250
1,750	Tops Holding LLC / Tops Markets II Corporation, 144A	8.000%	6/15/22	CCC+	1,163,750
	Total Food & Staples Retailing				6,221,250

	Food Products – 2.4%

2,500	Fage International SA/ FAGE USA Dairy Industry, Inc., 144A	5.625%	8/15/26	BB–	2,600,000
1,000	JBS USA LUX SA / JBA USA Finance Inc., 144A	5.750%	6/15/25	B+	996,250
2,000	Land O’ Lakes Incorporated, 144A	7.250%	N/A (6)	BB	2,165,000
2,000	Marfrig Holding Europe BV, 144A	8.000%	6/08/23	BB–	2,068,900
1,000	Marfrig Holding Europe BV, 144A	7.000%	3/15/24	BB–	985,000
1,700	Pilgrim’s Pride Corporation, 144A	5.875%	9/30/27	B1	1,742,500
	Total Food Products				10,557,650

	Gas Utilities – 1.5%

1,250	AmeriGas Partners LP/AmeriGas Finance Corporation	5.500%	5/20/25	BB	1,284,375
1,615	Ferrellgas LP	6.750%	1/15/22	B	1,566,550
1,700	LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	1,785,000
1,680	Suburban Propane Partners LP	5.500%	6/01/24	BB–	1,688,400
	Total Gas Utilities				6,324,325

	Health Care Equipment & Supplies – 0.2%

1,000	THC Escrow Corp III, 144A	7.000%	8/01/25	B–	940,000

	Health Care Providers & Services – 2.7%

1,250	Community Health Systems, Inc.	6.875%	2/01/22	CCC+	981,250
2,000	Community Health Systems, Inc.	6.250%	3/31/23	BB	1,975,000
3,500	HCA Inc.	5.250%	6/15/26	BBB–	3,771,250
1,000	Kindred Healthcare Inc.	8.000%	1/15/20	B–	982,190
2,050	Kindred Healthcare Inc.	8.750%	1/15/23	B–	1,911,420
2,000	Lifepoint Health Inc.	5.375%	5/01/24	Ba2	2,077,500
	Total Health Care Providers & Services				11,698,610

4	NUVEEN

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Health Care Technology – 0.7%

$2,995	Exela Intermediate LLC / Exela Financial Inc., 144A	10.000%	7/15/23	B	$2,942,588

	Hotels, Restaurants & Leisure – 3.8%

2,750	1011778 BC ULC/New Red Finance Inc., 144A	4.250%	5/15/24	Ba3	2,760,313
3,064	Carlson Travel, Inc., 144A	6.750%	12/16/23	B	3,041,020
1,500	Golden Nugget, Inc., 144A	8.750%	10/01/25	CCC+	1,526,250
1,500	Grupo Posadas SAB de CV, 144A	7.875%	6/30/22	B+	1,597,500
2,000	Landry’s Inc., 144A	6.750%	10/15/24	CCC+	2,022,500
1,000	MGM Resorts International Inc.	7.750%	3/15/22	BB	1,167,500
1,000	Silversea Cruise Finance Limited, 144A	7.250%	2/01/25	BB–	1,070,000
2,000	Viking Cruises Limited, 144A	5.875%	9/15/27	B	2,006,900
1,000	Wynn Macau Limited, 144A	5.500%	10/01/27	B+	1,014,375
	Total Hotels, Restaurants & Leisure				16,206,358

	Household Durables – 4.2%

2,500	Apex Tool Group, LLC (ATG), 144A	7.000%	2/01/21	B–	2,312,500
1,500	Beazer Homes USA, Inc., 144A, (WI/DD)	5.875%	10/15/27	B–	1,500,000
1,220	CalAtlantic Group Inc.	5.875%	11/15/24	BB	1,332,850
1,000	K. Hovnanian Enterprises Inc., 144A	10.000%	7/15/22	CCC+	1,035,000
750	M-I Homes Inc., 144A	5.625%	8/01/25	BB–	765,938
2,000	New Home Company Inc.	7.250%	4/01/22	B–	2,065,000
2,000	Rent-A–Center, Inc.	4.750%	5/01/21	B3	1,810,000
2,500	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B1	2,518,750
2,500	RSI Home Products Incorporated, 144A	6.500%	3/15/23	BB–	2,625,000
2,175	William Lyon Homes Incorporated	5.875%	1/31/25	B–	2,229,375
	Total Household Durables				18,194,413

	Independent Power & Renewable Electricity Producers – 1.4%

2,630	Dynegy Inc., 144A	8.000%	1/15/25	B+	2,722,050
1,250	GenOn Energy Inc., (5)	9.500%	10/15/18	N/R	915,625
2,000	Talen Energy Supply LLC, 144A	9.500%	7/15/22	B+	1,850,000
442	Talen Energy Supply LLC, 144A	4.625%	7/15/19	B–	436,475
	Total Independent Power & Renewable Electricity Producers				5,924,150

	Industrial Conglomerates – 1.7%

800	Alfa SAB de CV, 144A	5.250%	3/25/24	BBB–	871,000
1,500	Icahn Enterprises Finance	6.000%	8/01/20	BB+	1,547,925
2,250	Icahn Enterprises Finance	6.750%	2/01/24	BB+	2,373,750
2,000	Stena International SA, 144A	5.750%	3/01/24	BB–	1,825,000
1,300	Techniplas, LLC, 144A	10.000%	5/01/20	B	910,000
	Total Industrial Conglomerates				7,527,675

	Insurance – 0.3%

1,500	Genworth Holdings Inc.	4.800%	2/15/24	B	1,282,500

	Internet & Direct Marketing Retail – 0.3%

1,500	Netflix Incorporated, 144A	4.375%	11/15/26	B+	1,505,160

	Internet Software & Services – 1.5%

1,500	Cimpress NV, 144A	7.000%	4/01/22	B+	1,554,375
1,775	Donnelley Financial Solutions, Inc.	8.250%	10/15/24	B	1,899,250
2,000	Inception Merger Sub Inc / Rackspace Hosting Inc., 144A	8.625%	11/15/24	BB–	2,132,500
1,500	Sungard Availability Services Capital, Inc., 144A	8.750%	4/01/22	CCC	1,035,000
	Total Internet Software & Services				6,621,125

	IT Services – 0.9%

1,000	Alliance Data Systems Corporation, 144A	6.375%	4/01/20	N/R	1,012,500
2,570	Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	2,724,200
	Total IT Services				3,736,700

NUVEEN	5

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000) (4)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		Leisure Products – 0.2%

$1,000		Gateway Casinos & Entertainment Limited, 144A	8.250%	3/01/24	CCC+	$1,050,000

		Machinery – 1.4%

2,500		BlueLine Rental Finance Corp / BlueLine Rental LLC, 144A	9.250%	3/15/24	B	2,690,625
1,500		Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB	1,620,000
1,750		Wabash National Corp., 144A	5.500%	10/01/25	B+	1,785,000
		Total Machinery				6,095,625

		Marine – 0.9%

2,900		Eletson Holdings Inc., 144A	9.625%	1/15/22	B–	2,305,500
2,000		Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B	1,655,000
		Total Marine				3,960,500

		Media – 8.2%

2,000		AMC Networks Inc.	4.750%	8/01/25	BB	2,020,000
2,500		CBS Radio, Inc., 144A	7.250%	11/01/24	B–	2,668,750
2,000		CCO Holdings LLC Finance Corporation, 144A	5.500%	5/01/26	BB+	2,072,500
1,000		Cequel Communication Holdings I, 144A	5.125%	12/15/21	B	1,017,500
1,250		Dish DBS Corporation	5.875%	11/15/24	Ba3	1,309,625
1,250		Dish DBS Corporation	7.750%	7/01/26	Ba3	1,434,375
1,500		iHeartCommunications, Inc.	11.250%	3/01/21	Caa1	1,083,750
1,500		iHeartCommunications, Inc.	7.250%	10/15/27	CC	495,000
1,500		Lee Enterprises Inc., 144A	9.500%	3/15/22	B2	1,558,125
1,000		McClatchy Company	9.000%	12/15/22	B1	1,032,500
500		McGraw-Hill Global Education Holdings, 144A	7.875%	5/15/24	B3	493,125
1,750		National CineMedia LLC	6.000%	4/15/22	Ba3	1,785,000
3,250		Numericable Group SA, 144A	7.375%	5/01/26	B+	3,501,875
1,550		Quebecor Media Inc.	5.750%	1/15/23	B+	1,685,625
2,250		Radio One Inc., 144A	7.375%	4/15/22	B	2,250,000
2,000		Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	2,110,000
1,500		SiTV Inc., 144A	10.375%	7/01/19	CCC+	1,016,250
1,000		Time Inc., 144A	5.750%	4/15/22	B	1,023,750
1,255		Unitymedia KabelBW GmbH, 144A	6.125%	1/15/25	B	1,338,144
3,500	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	3,015,708
2,500		VTR Finance BV, 144A	6.875%	1/15/24	BB–	2,643,750
		Total Media				35,555,352

		Metals & Mining – 11.4%

1,000		AK Steel Corporation	7.000%	3/15/27	B–	1,018,750
2,150		Alcoa Nederland Holding BV, 144A	6.750%	9/30/24	BB+	2,381,125
2,450		Aleris International Inc., 144A	9.500%	4/01/21	B	2,609,250
1,500		Allegheny Technologies Inc.	9.375%	6/01/19	B	1,638,750
1,000		Allegheny Technologies Inc.	5.950%	1/15/21	B	1,020,000
1,500		Anglogold Holdings PLC	5.125%	8/01/22	Baa3	1,581,000
3,000		Anglogold Holdings PLC	6.500%	4/15/40	Baa3	3,142,500
2,000		ArcelorMittal	7.750%	10/15/39	BB+	2,400,000
565		Century Aluminum Company, 144A	7.500%	6/01/21	B+	573,475
1,000		Constellium N.V, 144A	6.625%	3/01/25	CCC+	1,023,750
3,150		Eldorado Gold Corporation, 144A	6.125%	12/15/20	B+	3,201,188
3,000		First Quantum Minerals Limited, 144A	7.250%	5/15/22	B	3,086,250
2,000		FMG Resources, 144A	5.125%	5/15/24	BB+	2,030,000
1,000		Gold Fields Orogen Holdings BVI Limited, 144A	4.875%	10/07/20	BB+	1,027,500
1,900		Hudbay Minerals, Inc., 144A	7.250%	1/15/23	B+	2,023,500
2,750		IAMGOLD Corporation, 144A	7.000%	4/15/25	B+	2,904,687
2,050		Lundin Mining Corporation, 144A	7.500%	11/01/20	BB–	2,132,000
2,000		New Gold Incorporated, 144A	6.250%	11/15/22	B	2,077,500
750		Novelis Corporation, 144A	5.875%	9/30/26	B	761,250
1,500		SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 144A	7.500%	6/15/25	BB–	1,548,750
2,000		Taseko Mines Limited, 144A	8.750%	6/15/22	B–	2,035,000
1,922		Teck Resources Limited	4.750%	1/15/22	BB	2,031,919
750		TMS International Corp., 144A	7.250%	8/15/25	B	766,875

6	NUVEEN

Principal Amount (000) (4)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		Metals & Mining (continued)

$1,000		United States Steel Corporation, 144A	8.375%	7/01/21	BB+	$1,105,000
1,450		United States Steel Corporation	6.875%	8/15/25	B	1,482,625
2,485		Vale Overseas Limited	6.875%	11/10/39	BBB+	2,840,355
1,150		Westmoreland Coal Co, 144A	8.750%	1/01/22	CCC+	828,000
		Total Metals & Mining				49,270,999

		Mortgage Real Estate Investment Trusts – 0.5%

2,000		Starwood Property Trust	5.000%	12/15/21	BB–	2,087,500

		Multiline Retail – 0.3%

1,000		Bon-Ton Department Stores Inc.	8.000%	6/15/21	CCC	360,000
1,000		J.C. Penney Corporation Inc.	6.375%	10/15/36	B+	707,500
		Total Multiline Retail				1,067,500

		Oil, Gas & Consumable Fuels – 10.6%

1,625		Ascent Resources – Utica LLC / AEU Finance Corporation, 144A	10.000%	4/01/22	B–	1,742,812
1,000	CAD	Baytex Energy Corporation	6.625%	7/19/22	BB–	761,370
1,000		Bellatrix Exploration Limited, 144A	8.500%	5/15/20	B	930,000
1,232		California Resources Corporation, 144A	8.000%	12/15/22	CCC+	800,800
460		California Resources Corporation	6.000%	11/15/24	CCC–	209,300
1,930		Calumet Specialty Products	6.500%	4/15/21	CCC+	1,885,369
1,045		Cheniere Corpus Christi Holdings, LLC, 144A	5.125%	6/30/27	BB–	1,078,963
1,147		Chesapeake Energy Corporation, 144A	8.000%	12/15/22	B+	1,237,326
2,000		Chesapeake Energy Corporation, 144A	8.000%	6/15/27	CCC	1,980,000
1,000		Cloud Peak Energy Resources LLC and Cloud Peak Energy Finance Corporation	12.000%	11/01/21	B–	1,050,000
1,000		Denbury Resources Incorporated	4.625%	7/15/23	CCC+	525,000
1,600		DOF Subsea AS, 144A, Reg S	9.500%	3/14/22	N/R	1,487,779
1,750		EP Energy LLC and Everest Acquisition Finance, Inc., 144A	8.000%	2/15/25	Caa1	1,362,813
1,000		Everest Acquisition LLC Finance	9.375%	5/01/20	Caa2	832,500
1,250		GasLog Limited	8.875%	3/22/22	N/R	1,315,625
1,500		Genesis Energy LP	6.500%	10/01/25	BB–	1,483,125
1,900		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	1,923,750
1,000		Gulfport Energy Corporation	6.375%	5/15/25	B+	1,012,500
1,455		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	1,487,738
250		Northern Oil and Gas Inc.	8.000%	6/01/20	CCC–	155,000
500		Northern Oil and Gas Inc.	8.000%	6/01/20	CCC–	297,500
2,500		PBF Holding Company LLC, 144A	7.250%	6/15/25	BB	2,556,250
1,250		Peabody Securities Finance Corporation, 144A	6.375%	3/31/25	Ba3	1,284,375
4,000		Pertamina Persero PT, 144A	4.875%	5/03/22	BBB–	4,289,440
3,250		Petrobras Global Finance BV	7.375%	1/17/27	BB	3,578,250
1,500		Sanchez Energy Corporation	7.750%	6/15/21	B–	1,421,250
1,250		Seadrill Limited, 144A, (5)	6.625%	9/15/20	N/R	218,750
3,000		Southwestern Energy Company	7.500%	4/01/26	BB	3,116,250
1,500		Sunoco LP / Sunoco Finance Corp.	6.250%	4/15/21	BB–	1,571,775
2,250		Transocean Inc., 144A	9.000%	7/15/23	BB	2,424,375
1,750		Ultra Resources, Inc., 144A	7.125%	4/15/25	BB	1,767,500
1,450		Vanguard Natural Resources Finance, (7)	7.875%	4/01/20	N/R	0
		Total Oil, Gas & Consumable Fuels				45,787,485

		Paper & Forest Products – 1.2%

3,220		Domtar Corporation	6.750%	2/15/44	BBB–	3,561,052
1,695		Resolute Forest Products	5.875%	5/15/23	B+	1,675,931
		Total Paper & Forest Products				5,236,983

		Pharmaceuticals – 1.5%

1,795		Endo Finance LLC, 144A	5.375%	1/31/23	B3	1,462,925
2,500		Valeant Pharmaceuticals International, 144A	6.500%	3/15/22	BB–	2,637,500
2,500		VRX Escrow Corp., 144A	5.375%	3/15/20	B–	2,496,875
		Total Pharmaceuticals				6,597,300

NUVEEN	7

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Professional Services – 0.5%

$2,000	Nielsen Finance LLC Co, 144A	5.000%	4/15/22	BB+	$2,072,500

	Real Estate Management & Development – 2.3%

1,900	Crescent Communities LLC, 144A	8.875%	10/15/21	B+	2,014,000
3,000	Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	3,157,500
1,625	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	1,673,750
1,750	Mattamy Group Corporation, 144A	6.875%	12/15/23	BB	1,827,656
1,250	Mattamy Group Corporation, 144A	6.500%	10/01/25	BB	1,281,250
	Total Real Estate Management & Development				9,954,156

	Road & Rail – 2.7%

2,250	Avis Budget Car Rental, 144A	5.125%	6/01/22	BB–	2,280,937
2,608	Herc Rentals, Inc., 144A	7.750%	6/01/24	B+	2,829,680
3,610	The Hertz Corporation, 144A	7.625%	6/01/22	BB–	3,722,812
1,500	The Hertz Corporation	7.375%	1/15/21	B–	1,505,625
1,500	XPO CNW, Inc.	6.700%	5/01/34	B	1,451,250
	Total Road & Rail				11,790,304

	Software – 0.5%

1,865	SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	1,934,005

	Specialty Retail – 2.0%

2,335	GameStop Corporation, 144A	6.750%	3/15/21	Ba1	2,428,400
1,750	L Brands, Inc.	6.875%	11/01/35	BB+	1,706,250
1,000	Sonic Automotive Inc.	6.125%	3/15/27	B+	1,025,000
1,000	PetSmart, Inc., 144A	8.875%	6/01/25	B3	793,750
1,500	PetSmart, Inc., 144A	5.875%	6/01/25	Ba3	1,308,750
1,500	The Men’s Warehouse Inc.	7.000%	7/01/22	B3	1,428,750
	Total Specialty Retail				8,690,900

	Technology Hardware, Storage & Peripherals – 2.2%

4,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	7.125%	6/15/24	BB+	4,418,920
1,690	NCR Corporation	6.375%	12/15/23	BB	1,802,554
1,500	Seagate HDD Cayman, 144A	4.875%	3/01/24	Baa3	1,477,799
1,700	Western Digital Corporation	10.500%	4/01/24	BB+	1,997,500
	Total Technology Hardware, Storage & Peripherals				9,696,773

	Tobacco – 0.3%

1,250	Vector Group Limited, 144A	6.125%	2/01/25	BB–	1,293,750

	Trading Companies & Distributors – 0.4%

1,500	Avation Capital SA, 144A	7.500%	5/27/20	B+	1,518,750

	Transportation Infrastructure – 1.5%

1,300	Aeropuertos Argentina 2000 SA, 144A	6.875%	2/01/27	B+	1,385,800
1,500	Mexico City Airport Trust, 144A	5.500%	7/31/47	BBB+	1,518,600
1,500	Navigator Holdings Limited, 144A, Reg S	7.750%	2/10/21	N/R	1,496,106
2,060	Rumo Luxembourg Sarl, 144A	7.375%	2/09/24	BB–	2,229,950
	Total Transportation Infrastructure				6,630,456

	Wireless Telecommunication Services – 4.8%

1,900	C&W SR Financing Designated Activity Co, 144A	6.875%	9/15/27	BB–	1,976,000
800	Colombia Telecommunicaciones S.A. ESP, 144A	5.375%	9/27/22	BB+	816,000
2,500	Digicel Limited, 144A	6.000%	4/15/21	B1	2,440,350
2,250	Hughes Satellite Systems Corporation	6.625%	8/01/26	BB–	2,407,500
3,500	Inmarsat Finance PLC, 144A	6.500%	10/01/24	BB+	3,771,250
1,500	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	1,512,750
2,000	Sprint Communications Inc., 144A	7.000%	3/01/20	BB	2,185,000
2,825	Sprint Corporation	7.250%	9/15/21	B+	3,139,281

8	NUVEEN

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Wireless Telecommunication Services (continued)

$2,000	Telecom Italia Capital	7.200%	7/18/36	BBB–	$2,469,900
	Total Wireless Telecommunication Services				20,718,031
	Total Corporate Bonds (cost $495,617,746)				497,202,548

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE BONDS – 0.3% (0.3% of Total Investments)

	Capital Markets – 0.3%

$1,500	Prospect Capital Corporation	4.950%	7/15/22	BBB–	$1,494,375
$1,500	Total Convertible Bonds (cost $1,476,913)				1,494,375

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 7.4% (5.3% of Total Investments)

	Automobiles – 0.7%

$3,000	General Motors Financial Company Inc.	5.750%	N/A (6)	BB+	$3,108,750

	Banks – 3.1%

2,000	Bank of America Corporation	6.300%	N/A (6)	BB+	2,260,000
2,250	CIT Group Inc., Series A	5.800%	N/A (6)	B+	2,337,187
3,000	Citigroup Inc.	6.250%	N/A (6)	BB+	3,375,000
1,385	Citigroup Inc.	5.875%	N/A (6)	BB+	1,446,633
2,000	Dresdner Funding Trust, 144A	8.151%	6/30/31	BB+	2,565,248
1,320	JPMorgan Chase & Company	6.750%	N/A (6)	BBB–	1,509,829
11,955	Total Banks				13,493,897

	Capital Markets – 0.7%

3,000	Morgan Stanley	5.550%	N/A (6)	Ba1	3,125,625

	Commercial Services & Supplies – 0.4%

1,500	AerCap Global Aviation Trust	6.500%	6/15/45	BB	1,640,625

	Food Products – 0.4%

1,500	Land O’ Lakes Incorporated, 144A	8.000%	N/A (6)	BB	1,668,750

	Insurance – 1.0%

2,000	La Mondiale SAM, Reg S	7.625%	N/A (6)	BBB	2,127,500
2,000	QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	2,251,940
4,000	Total Insurance				4,379,440

	Oil, Gas & Consumable Fuels – 0.5%

1,750	Enbridge Inc.	6.000%	1/15/77	BBB–	1,855,000

	Wireless Telecommunication Services – 0.6%

2,500	Colombia Telecommunicaciones S.A. ESP, 144A	8.500%	N/A (6)	B+	2,668,125
$29,205	Total $1,000 Par (or similar) Institutional Preferred (cost $29,683,958)				31,940,212

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONTINGENT CAPITAL SECURITIES – 8.9% (6.4% of Total Investments) (8)

	Banks – 6.5%

$3,240	Barclays PLC	8.250%	N/A (6)	BB+	$3,422,250
2,215	Credit Agricole SA, 144A	8.125%	N/A (6)	BBB–	2,622,006
2,000	Credit Agricole, S.A, 144A	6.625%	N/A (6)	BBB–	2,065,000

NUVEEN	9

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Banks (continued)

$2,000	HSBC Holdings PLC	6.875%	N/A (6)	BBB	$2,177,500
2,500	Intesa Sanpaolo SpA, 144A	7.700%	N/A (6)	Ba3	2,609,375
3,705	Lloyds Banking Group PLC	7.500%	N/A (6)	BB+	4,154,231
475	Nordea Bank AB, 144A	6.125%	N/A (6)	BBB	509,438
3,000	Royal Bank of Scotland Group PLC	7.500%	N/A (6)	Ba3	3,141,750
2,700	Societe Generale, 144A	7.375%	N/A (6)	BB+	2,922,750
4,300	UniCredit SpA, Reg S	8.000%	N/A (6)	B+	4,531,125
26,135	Total Banks				28,155,425

	Capital Markets – 2.0%

2,000	Deutsche Bank AG, Reg S	6.250%	N/A (6)	BB–	1,992,588
1,500	Credit Suisse Group AG, 144A	7.500%	N/A (6)	BB	1,695,015
2,000	Macquarie Bank Limited, 144A	6.125%	N/A (6)	Ba1	2,069,400
2,500	UBS Group AG, Reg S	7.000%	N/A (6)	BBB–	2,807,560
8,000	Total Capital Markets				8,564,563

	Diversified Financial Services – 0.4%

1,500	BNP Paribas, 144A	7.625%	N/A (6)	BBB–	1,648,125
$35,635	Total Contingent Capital Securities (cost $35,827,344)				38,368,113

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	SOVEREIGN DEBT – 4.0% (2.9% of Total Investments)

	Argentina – 0.9%

$1,000	Republic of Argentina	6.875%	4/22/21	B	$1,089,000
2,350	Republic of Argentina	7.500%	4/22/26	B	2,637,875
3,350	Total Argentina				3,726,875

	Costa Rica – 0.8%

400	Republic of Costa Rica, 144A	7.000%	4/04/44	Ba2	426,000
2,900	Republic of Costa Rica, 144A	4.250%	1/26/23	Ba2	2,885,500
3,300	Total Costa Rica				3,311,500

	Dominican Republic – 0.7%

3,000	Dominican Republic, 144A	5.500%	1/27/25	BB–	3,172,500

	Egypt – 0.2%

1,000	Arab Republic of Egypt, 144A	6.125%	1/31/22	B	1,034,890

	El Salvador – 0.7%

2,600	Republic of El Salvador, 144A	7.750%	1/24/23	CCC+	2,789,514

	Sri Lanka – 0.7%

3,000	Republic of Sri Lanka, 144A	6.125%	6/03/25	B+	3,171,042
$16,250	Total Sovereign Debt (cost $16,530,902)				17,206,321
	Total Long-Term Investments (cost $586,653,275)				591,931,101

10	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.2% (1.6% of Total Investments)

	REPURCHASE AGREEMENTS – 2.2% (1.6% of Total Investments)

$9,730	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $9,730,299, collateralized by $9,945,000 U.S. Treasury Notes, due 2/15/27, value $9,927,785	0.120%	10/02/17	$9,730,202
	Total Short-Term Investments (cost $9,730,202)			9,730,202
	Total Investments (cost $596,383,477) – 139.2%			601,661,303
	Borrowings – (40.5)% (9), (10)			(175,200,000)
	Other Assets Less Liabilities – 1.3% (11)			5,653,617
	Net Assets Applicable to Common Shares – 100%			$432,114,920

Investments in Derivatives as of September 30, 2017

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
U.S. Dollar	$2,965,879	Pound Sterling	$2,260,000	Bank of America, N.A.	11/15/17	$(66,401)
Euro	1,442,000	U.S. Dollar	1,734,738	Citibank, National Association	11/15/17	(27,420)
U.S. Dollar	1,739,920	Euro	1,442,000	Citibank, National Association	11/15/17	32,603
U.S. Dollar	3,541,615	Canadian Dollar	4,295,979	Goldman Sachs Bank USA	11/15/17	106,608
Total	$9,689,414		$9,732,717			45,390

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(98)	12/17	$(12,416,725)	$(12,280,625)	$136,100	$22,969

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Optional Termination Date	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$22,469,000	Receive	1-Month LIBOR	1.462%	Monthly	12/01/17	12/01/18	12/01/20	$(9,736)	$315,543	$(325,279)
Morgan Stanley Capital Services LLC	87,400,000	Receive	1-Month LIBOR	1.994	Monthly	6/01/18	7/01/25	7/01/27	145,627	—	145,627
Total	$109,869,000								$135,891	$315,543	$(179,652)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

NUVEEN	11

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$584,184	$—	$—		$584,184
Convertible Preferred Securities	795,000	—	—		795,000
$25 Par (or similar) Retail Preferred	4,340,348	—	—		4,340,348
Corporate Bonds	—	497,202,548	—	*	497,202,548
Convertible Bonds	—	1,494,375	—		1,494,375
$1,000 Par (or similar) Institutional Preferred	—	31,940,212	—		31,940,212
Contingent Capital Securities	—	38,368,113	—		38,368,113
Sovereign Debt	—	17,206,321	—		17,206,321

Short-Term Investments:
Repurchase Agreements	—	9,730,202	—		9,730,202

Investments in Derivatives:
Forward Foreign Currency Exchange Contracts**	—	45,390	—		45,390
Futures Contracts**	136,100	—	—		136,100
Interest Rate Swaps**	—	(179,652)	—		(179,652)
Total	$5,855,632	$595,807,509	$—		$601,663,141
*	Market Value Rounds to less than one.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency exchange contracts, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.

12	NUVEEN

For income tax purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in the value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$597,697,231
Gross unrealized:
Appreciation	$22,642,139
Depreciation	(18,678,067)
Net unrealized appreciation (depreciation) of investments	$3,964,072

Tax Cost of Forward Foreign Currency Contracts	$45,390
Net Unrealized App/Dep on Forward Foreign Currency Contracts	$—

Tax Cost of Futures	$136,100
Net Unrealized App/Dep on Futures	$—

Tax Cost of Swaps	$(315,543)
Net Unrealized App/Dep on Swaps	$(179,652)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3 unless otherwise noted.

(8)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms for the benefit of the issuer. For example the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(9)	Borrowings as a percentage of Total Investments is 29.1%.

(10)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings.

(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(12)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound Sterling

LIBOR	London Inter-Bank Offered Rate

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

NUVEEN	13

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Global High Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2017